Segment and Geographic Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total gross revenues	$ 37,795,928	$ 25,453,118	$ 17,317,320
Less: sales taxes	(311,435)	(365,849)	(250,291)
Total revenues, net	37,484,493	25,087,269	17,067,029
Health products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	34,688,299	24,853,660	17,032,191
Seafood products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	2,970,673	432,756
Other products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	$ 136,956	$ 166,702	$ 285,129